CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main non-cash operating transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Main non-cash operating transactions:
PP&E and intangible assets acquisition financed with accounts payable	$ 138,230	$ 85,674	$ 125,011
Right of use assets acquisition owed	85,619	65,386	110,123
Dividends payment made with investments not considered as cash and cash equivalents (See "Dividends paid")	104,445	140,937	242,761
Trade payables cancelled with borrowings	34,104	33,433	49,364
Trade receivables cancelled with government bonds		2,090	14,284
Social security payables cancelled with government bonds			7,981
Joint ventures acquisition cancelled with government bonds	547
Debt for acquisition of companies and joint ventures	$ 3,927	1,896
Indemnification assets		$ 280
Other receivables offset with income tax liabilities			$ 861